Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses related parties	$ 80	$ 153	$ 205	$ 226	$ 273	$ 116